PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED INCOME STATEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME
Interest expense	$ 16,923	$ 16,161
INCOME BEFORE INCOME TAX EXPENSE	5,604	6,322
Tax benefit	1,065	1,192
NET INCOME	4,539	5,130
Parent company | Reportable legal entities
INCOME
Dividends from Subsidiaries and equity in undistributed earnings	5,014	5,633
TOTAL INCOME	5,014	5,633
Interest expense	446	446
Other expenses	29	62
TOTAL EXPENSES	475	508
INCOME BEFORE INCOME TAX EXPENSE	4,539	5,125
Tax benefit		(5)
NET INCOME	$ 4,539	$ 5,130